Estimates, Significant Accounting Policies and Balance Sheet Detail (Schedule Of Property, Plant And Equipment Depreciation And Capitalized Interest Expense) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense (1)	$ 801	$ 531	$ 370
Capitalized interest, excluding AFUDC	99	13	4
PP&E [Member]
Property, Plant and Equipment [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	128
Canyon [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense (1)		$ 26	$ 25